Citi
100 Summer Street
Suite 1500
Boston, MA 02110
Tel 617-824-1200
January 30, 2008
VIA ELECTRONIC TRANSMISSION
Securities and Exchange Commission
Judiciary Plaza
100 F Street, N.E.
Washington, DC 20549

RE:	ICON Funds (the “Trust”)
(File Nos. 333-14927 and 811-07883)
CIK No. 0001025770
Dear Sir or Madam:
Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, the above-referenced Trust hereby certifies that the definitive form of Prospectuses and Statements of Additional Information dated January 28, 2008 does not differ from the form of Prospectuses and Statements of Additional Information contained in Post-Effective Amendment No. 29 (the “Amendment”) to the Trust’s Registration Statement. This Amendment was electronically filed under 485(b) as Post-Effective Amendment No. 29 on January 28, 2008 (Accession No. 0001035704-08-000041).
If you have any questions regarding this certification, please contact me at (617) 824-1221.

Respectfully,
/s/ Daniel J. Igo
Daniel J. Igo
Assistant Secretary

cc:	Donald Salcito
Charles W. Lutter, Jr. Esq.